BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS - Obligations granted by domestic banks (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Obligations granted by banks	$ 8,551,558	$ 11,202,126
Domestic
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Obligations granted by banks	4,816,609	6,001,619
Domestic | Financiera de desarrollo territorial (Findeter)
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Obligations granted by banks	$ 2,259,714	$ 2,561,051
Domestic | Financiera de desarrollo territorial (Findeter) | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	10.79%	7.32%
Domestic | Financiera de desarrollo territorial (Findeter) | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	0.11%	0.02%
Domestic | Banco de comercio exterior de Colombia (Bancoldex)
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Obligations granted by banks	$ 876,498	$ 1,460,412
Domestic | Banco de comercio exterior de Colombia (Bancoldex) | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	8.66%	7.85%
Domestic | Banco de comercio exterior de Colombia (Bancoldex) | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	0.77%	0.44%
Domestic | Fondo para el financiamiento del sector agropecuario (Finagro)
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Obligations granted by banks	$ 836,185	$ 1,050,552
Domestic | Fondo para el financiamiento del sector agropecuario (Finagro) | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	6.00%	6.44%
Domestic | Fondo para el financiamiento del sector agropecuario (Finagro) | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	0.03%	0.10%
Domestic | Other private financial entities
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Obligations granted by banks	$ 844,212	$ 929,604
Domestic | Other private financial entities | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	8.62%	6.83%
Domestic | Other private financial entities | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	4.24%	3.35%
Domestic | Banco de la Republica
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	3.00%	1.75%	4.25%